Significant Accounting Policies - Accounts Receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts Receivable
Beginning balance	$ 286	$ 161	$ 256
Additions charged to bad debt expense	177	221	216
Write-offs charged to allowance	(156)	(96)	(311)
Ending balance	$ 307	$ 286	$ 161